UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21401

SYCUAN FUNDS

(Exact name of registrant as specified in charter)

   3007 Dehesa Road

       El Cajon, CA                           92019

     (Address of principal executive offices)

         (Zip code)

John Tang

Sycuan Funds

3007 Dehesa Road

El Cajon, CA 92019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (619) 444-4043

Date of fiscal year end: September 30

Date of reporting period: June 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Sycuan US Value Fund

	Schedule of Investments
	June 30, 2005 (Unaudited)

Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS

Airlines
920	AMR Corp *	11,141
1,510	Delta Air Lines, Inc. *	5,678
		16,819	0.97%

Auto Components
9,680	Delphi Corp.	45,012
2,480	Goodyear Tire & Rubber *	36,952
		81,964	4.74%

Automobiles
6,210	Ford Motor Co.	63,590
2,230	General Motors Corp.	75,820
		139,410	8.05%

Capital Markets
950	JP Morgan Chase and Co.	33,554	1.94%

Commercial Services & Supplies
460	Waste Management, Inc.	13,036	0.75%

Communication Equipment
21,100	Lucent Technologies *	61,401	3.55%

Computers & Peripherals
2,200	Hewlett Packard Company	51,722
440	International Business Machines, Inc.	32,648
10,520	Sun Microsystems *	39,240
		123,610	7.14%

Diversified Financial Services
730	CIT Group Inc.	31,368	1.81%

Diversified Telecom. Services
2,540	BellSouth Corporation	67,488
2,720	SBC Communications, Inc.	64,600
1,710	Verizon Communications	59,081
		191,168	11.04%

Financial Service Providers
550	National Financial Services	20,867	1.21%

Food & Staples Retailing
3,220	Albertson's Inc.	66,590
3,850	Kroger Co.*	73,266
3,580	Safeway Inc.	80,872
		220,727	12.75%

Health Care Providers & Services
2,020	Service Corp. International	16,200
4,260	Tenet Healthcare Corporation *	52,142
		68,343	3.95%

Household Durables
590	American Greetings Corp. A Shares	15,635
1,090	Newell Rubbermaid Inc.	25,986
		41,621	2.40%

IT Services
2,240	Electronic Data Systems Corp	43,120
3,550	Unisys Corp. *	22,472
		65,592	3.79%

Insurance
460	American International Group	26,726
430	Loews Corp	33,325
950	Phoenix Companies Inc. *	11,305
1,900	Unum Provident Corp	34,808
		106,164	6.13%

Office Electronics
3,220	Xerox Corporation *	44,404	2.56%

Oil & Gas
3,180	El Paso Corporation	36,634	2.12%

Pharmaceuticals
2,480	Bristol -Myers Squibb Co.	61,950
2,120	Merck & Co.	65,296
2,050	Pfizer Inc.	56,539
2,680	Schering-Plough Corp	51,081
520	Wyeth	23,140
		258,006	14.90%

Semiconductors & Equipment
5,530	Micron Technology *	56,461	3.26%

Specialty Retail
1,620	Toys R Us *	42,898	2.48%

Telephone & Telegraph Apparatus
1,700	Avaya *	14,144	0.82%

Tobacco
620	Altria	40,089
170	Reynolds American	13,396
		53,485	3.09%

Total for Common Stock (Cost-$1,726,796)		1,721,676	99.45%

Cash Equivalents
8,648	First American Treasury Obligation Fund Cl S 2.43% **	8,648	0.50%
	(Cost-$8,648)

	Total Investments	1,730,323	99.95%
	(Cost-$1,735,444)

	Other Assets Less Liabilities	888	0.05%

	Net Assets	$ 1,731,211	100.00%

* Non-Income Producing Securities
** Variable rate security; the coupon rate shown represents the rate at June 30, 2005
The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

SYCUAN US VALUE FUND

(Unaudited)

1. SECURITY TRANSACTIONS

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SYCUAN FUNDS

By : /s/ Henry Murphy

      Henry Murphy

      President

Date: 8/27/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Henry Murphy

      Henry Murphy

      President

Date: 8/27/05

By : /s/ Jeffrey R. Provence

       Jeffrey R. Provence

      Chief Financial Officer

Date: 8/27/05